Retirement Plan (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit And Contribution Plan Disclosure [Line Items]
Description Of Maximum Retirement Benefit		The maximum retirement benefit is 45 months of salary
Description Of Contribution To Pension Fund		The Company contributes an amount equal to 2% of wages and salaries paid every month to the Fund
Defined Contribution Plan, Percentage Of Contribution, Description		the Company is required to make a monthly contribution for full-time employees in the ROC that elected to participate in the Defined Contribution Plan at a rate no less than 6% of the employees monthly wages to the employees individual pension fund accounts at the ROC Bureau of Labor Insurance
Defined Contribution Plan, Cost Recognized		$ 2,827	$ 2,455	$ 2,304
Defined Benefit Plan, Accumulated Benefit Obligation		1,332	1,211
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax		1,905	1,906	1,128
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months		16
Defined Benefit Plan, Expected Future Benefit Payments, Year Two		95
Defined Benefit Plan, Expected Future Benefit Payments, Year Three		22
Defined Benefit Plan, Expected Future Benefit Payments, Year Four		35
Defined Benefit Plan, Expected Future Benefit Payments, Year Five		14
Defined Benefit Plan, Expected Future Benefit Payments, Six Fiscal Years Thereafter		1,241
Scenario, Forecast [Member]
Defined Benefit And Contribution Plan Disclosure [Line Items]
Defined Benefit Plan, Amortization of Net Gains (Losses)	$ 100
Scenario, Forecast [Member] | Bank of taiwan [Member]
Defined Benefit And Contribution Plan Disclosure [Line Items]
Pension Contributions	125
Employee Social Security Plan [Member]
Defined Benefit And Contribution Plan Disclosure [Line Items]
Defined Contribution Plan, Cost Recognized		$ 1,371	$ 1,445	$ 1,012
ROC Bureau Of Labor Insurance [Member] | Scenario, Forecast [Member]
Defined Benefit And Contribution Plan Disclosure [Line Items]
Pension Contributions	$ 3,400